OPERATING EXPENSES - Schedule of Performance-Based Compensation Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Performance-based cash awards	£ 144	£ 134	£ 12
Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	458	335	117
Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	148	132	61
Current year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	349	313	22
Current year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	128	110	30
Prior year | Performance based compensation expense comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	109	22	95
Prior year | Performance-based compensation expense deferred until later years comprises
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 20	£ 22	£ 31